Convertible Debentures - Reconciliation of convertible debentures (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Conversion of debenture into equity		$ 35,121
Less current portion	$ (2,696)	(946)
Long-term	4,770	7,217
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Convertible debentures, beginning of period	8,163	25,822
Debt assumed		18,951
Loss on extinguishment and modifications	354	683
Cash advances from debt		980
Conversion of debenture into equity	108	(35,172)
Transfer of conversion component to equity		(946)
Repayment of debt	(2,794)	(4,906)
Accretion on convertible debentures	1,635	2,751
Total	7,466	8,163
Less current portion	(2,696)	(946)
Long-term	$ 4,770	$ 7,217